11. LONG TERM DEBT (Tables)	9 Months Ended
Sep. 30, 2020
Long-term Debt, Unclassified [Abstract]
Long-term debt, related parties

Salary	$134
Bonus	20
Vacation	95
Interest on compensation	67
Loans to Company	196
Interest on loans	149
Total outstanding prior to exchange	$661
Amount forgiven during the quarter ended September 30, 2018	(454)
Promissory note dated September 4, 2018	$207
Interest accrued through December 31, 2019	17
Balance outstanding at December 31, 2019	$224
Interest accrued through September 30, 2020	9
Balance outstanding at September 30, 2020	$233

For Dr. Cartwright:

Salary	$337
Bonus	675
Interest on compensation	59
Loans to Company	528
Interest on loans	22
Total outstanding prior to exchange	$1,621
Amount forgiven during the quarter ended September 30, 2018	(1,302)
Promissory note dated September 4, 2018	$319
Interest accrued through December 31, 2019	26
Balance outstanding at December 31, 2019	$345
Interest accrued through September 30, 2020	14
Balance outstanding at September 30, 2020	$359

Long-term debt, related parties debt obligations

Future debt obligations at September 30, 2020 for Long-term Debt – Related Parties are as follows (in thousands):

Year	Amount
2020	—
2021	—
2022	200
2023	200
2024	192
Totals	592

Future debt obligations at September 30, 2020 for Long-term Convertible Notes Payable, net are as follows (in thousands):

Year	Amount
2020	—
2021	1,100
2022	—
2023	—
2024	—
Total	1,100